Leases	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Leases

Note 8: Leases

The Company’s operating leases consist of office facilities, office equipment, and cars, and the Company’s finance lease consists of computer equipment. The finance lease is not material for the periods presented. As of September 30, 2020, the Company’s leases have remaining terms of less than one year to seven years, some of which include one or more options to renew, with renewal terms of up to six years and some of which include options to terminate the leases within the next four years.

For contracts with lease and non‑lease components, the Company has elected not to allocate the contract consideration, and account for the lease and non-lease components as a single lease component. Payments under the Company’s lease arrangements are primarily fixed, however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease assets and liabilities. Variable lease cost may include common area maintenance, property taxes, utilities, and fluctuations in rent due to a change in an index or rate. The Company has elected not to recognize a right‑of‑use asset or lease liability for short‑term leases (leases with a term of twelve months or less). Short‑term leases are recognized in the consolidated statements of operations on a straight‑line basis over the lease term. Short‑term lease expense was not material for the periods presented.

The components of operating lease cost reflected in the consolidated statements of operations for the nine months ended September 30, 2020 were as follows:

Nine Months Ended
September 30, 2020
Operating lease cost (1)	$13,424
Variable lease cost	2,898
Short-term lease cost	27
Total operating lease cost	$16,349
(1)	Operating lease cost includes rent cost related to operating leases for office facilities of $12,857 for the nine months ended September 30, 2020.

Other information related to leases for the nine months ended September 30, 2020 was as follows:

Nine Months Ended
September 30, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$13,589
Right-of-use assets obtained in exchange for new operating lease liabilities	$14,530
Weighted average remaining lease term — operating leases (in years)	3.68
Weighted average discount rate — operating leases	2.22%

Maturities of operating lease liabilities as of September 30, 2020 are as follows:

September 30, 2020
Remainder of 2020	$4,679
2021	16,862
2022	12,876
2023	8,120
2024	4,254
Thereafter	4,666
Total future lease payments	51,457
Less: imputed interest	(3,273)
Total operating lease liabilities	$48,184

As of September 30, 2020, the Company had additional operating lease minimum lease payments of $106 for executed leases that have not yet commenced, primarily for office locations.

Total financing lease liabilities as of September 30, 2020 were $324. Supplemental balance sheet information related to the financing lease as of September 30, 2020 is as follows:

September 30, 2020
Property and equipment	$574
Accumulated depreciation	(197)
Property and equipment, net	$377

Accruals and other current liabilities	$184
Other liabilities	140
Total financing lease liabilities	$324

As of December 31, 2019, under the prior lease standard (Topic 840), future minimum lease payments under non-cancelable operating leases are as follows:

December 31, 2019
2020	$15,886
2021	13,186
2022	10,385
2023	6,572
2024	3,216
Thereafter	2,771
Total minimum lease payments	$52,016